Earnings Per Ordinary Share	12 Months Ended
Dec. 31, 2017
Earnings Per Ordinary Share [Abstract]
Earnings Per Ordinary Share
Note 13 - Earnings Per Ordinary Share

The following table summarizes information related to the computation of basic and diluted earnings per Ordinary Share for the years indicated:

	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (In thousands, except per share data)
Net income (loss) attributable to Ordinary Shares	13,962	4,734	(10,113)

Weighted average number of Ordinary Shares outstanding used in basic earnings per Ordinary Share calculation	35,441	35,348	33,352

Add assumed exercise of outstanding dilutive potential Ordinary Shares	523	28	-

Weighted average number of Ordinary Shares Outstanding used in diluted earnings per Ordinary Share calculation	35,964	35,376	33,352

Basic income from continuing operations (loss) per Ordinary Share	0.05	0.02	(0.38)

Basic income from discontinued operations per Ordinary Share	0.35	0.11	0.08
Basic net income (loss) per Ordinary Share	0.40	0.13	(0.30)
Diluted income from continuing operations (loss) per Ordinary Share	0.05	0.02	(0.38)
Diluted income from discontinued operations per Ordinary Share	0.34	0.11	0.08
Diluted net income (loss) per Ordinary Share	0.39	0.13	(0.30)

Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	-	1,538	1,151